Warrant Liability (Tables)	9 Months Ended
Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants outstanding [Table Text Block]
Warrants outstanding

Balance, March 31, 2024	-
Reclassified from equity	4,898,727
Expired*	(2,023,727)
Balance, December 31, 2025 and March 31, 2025	2,875,000

Schedule of assumptions used to estimate fair value of warrants [Table Text Block]
	December 31, 2025	March 31, 2025
Stock price (C$)	$3.54	$2.10
Risk-free interest rate	2.34%	2.43%
Expected life (years)	0.99	1.75
Annualized volatility	86%	85%
Dividend rate	0%	0%

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding	Exercisable		Exercise Price	Expiry date
**2,875,000	2,875,000	C$	6.00	December 28, 2026
**129,375	129,375	C$	5.00	December 28, 2026
3,004,375	3,004,375